Deferred Taxation - Disclosure of Detailed Information about Unrecognized Tax Losses Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 0	$ 0	$ 0
Credit (charge) to profit or loss	0	0	0
Deferred tax liability (asset)	0	0	0
Accelerated Tax Depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(11)	(51)	(32)
Credit (charge) to profit or loss	6	40	(19)
Deferred tax liability (asset)	(5)	(11)	(51)
Accrual [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	11	51	32
Credit (charge) to profit or loss	(6)	(40)	19
Deferred tax liability (asset)	$ 5	$ 11	$ 51